Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income tax expense (credit) is comprised of the following:
Current year income tax expense	2,902	-	610	474
Overprovision of current taxation on respect of prior year	-	(3,750)	(825)	(641)
	2,902	(3,750)	(215)	(167)

Schedule of reconciliation of effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Loss before tax	(1,793,442)	(2,367,565)	(17,200,802)	(13,377,065)

Singapore income tax rate	(17.0%)	(17.0%)	(17.0%)	(17.0%)
Reconciling items:
Non-deductible expenses	3.2%	14.7%	5.4%	5.4%
Effect on different tax rate in different countries	(0.4%)	(0.4%)	12.1%	12.1%
Income not subject to tax	(0.5%)	(0.2%)	(0.8%)	(0.8%)
Deferred tax assets on temporary differences not recognized	15.7%	3.5%	0.2%	0.2%
Over provision of current taxation in respect of prior year	-	(0.2%)	(0.0%)	(0.0%)
Others	(0.8%)	(0.6%)	(0.1%)	(0.1%)
Effective tax rate	0.2%	(0.2%)	(0.0%)	(0.0%)

Schedule of deferred tax

Significant components of deferred tax were as follows:

	For the years ended December, 31
	2024	2025	2025
	S$	S$	US$

Net operating loss carried forward	2,991,321	3,698,306	2,876,173
Deferred tax assets, gross	532,818	624,324	485,537
Valuation allowance	(532,818)	(624,324)	(485,537)
Deferred tax assets, net of valuation allowance	-	-	-